COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 8 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a lease which was extended in March 2013 and now expires on December 31, 2015. Omagine LLC leases office space in Muscat, Oman under a lease expiring December 31, 2013. Rent expense for the six months ended June 30, 2013 and 2012 was $68,212 and $58,675, respectively.

The extended lease on the Company’s executive office in New York provides for payment to the landlord for escalation in real estate taxes above the base period and for allocation of electricity usage. It also required the Company to increase the security deposit under the lease from $12,154 to $29,300.

At June 30, 2013 the future minimum lease payments under non-cancelable operating leases were as follows:

2013	$51,439
2014	102,878
2015	102,878
Total	$257,195

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001 which expired on December 31, 2010, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 plus an additional amount based on a combination of net sales and earnings before taxes. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2013 and the year ended December 31, 2012, the Company has continued to accrue salary payable to its President on the basis of an annual salary of $125,000. At June 30, 2013 and December 31, 2012, unpaid accrued officer’s compensation due to this Company officer was $335,654 and $273,154 respectively. During the year ended December 31, 2012, an aggregate of $403,413 ($155,921 of accrued but unpaid officer’s compensation due to this Company officer and $247,492 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 322,730 Rights to purchase 322,730 shares of the Company’s Common Stock at $1.25 per share.

Omagine had been obligated to employ its Vice-President and Secretary under a previous employment agreement with this individual. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2013 and the year ended December 31, 2012, the Company partially paid and partially accrued officer’s compensation on the basis of an annual salary of $100,000 due to its Vice President and Secretary. At June 30, 2013 and December 31, 2012, unpaid accrued officer’s compensation due to this Company officer was $173,575 and $145,658, respectively. During the year ended December 31, 2012, an aggregate of $63,088 ($11,591 of accrued but unpaid officer’s compensation due to this Company officer and $51,497 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 50,470 Rights to purchase 50,470 shares of the Company’s Common Stock at $1.25 per share.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the six months ended June 30,2013 and the year ended December 31, 2012, the Company partially paid and partially accrued officer’s compensation on the basis of an annual salary of $80,000 due to its Controller and Principal Accounting Officer. At June 30, 2013 and December 31, 2012, unpaid accrued officer’s compensation due to this Company officer was $135,883 and $102,550, respectively. During the year ended December 31, 2012, $31,250 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized by this individual for the exercise of 25,000 Rights to purchase 25,000 shares of the Company’s Common Stock at $1.25 per share.

Equity Financing Agreement

On May 4, 2011, Omagine and an investment fund, YA Global Master SPV Ltd. (“YA”), entered into a two year Stand-By Equity Distribution Agreement which was amended on June 21, 2011 (the “SEDA”). Pursuant to the SEDA, Omagine issued 244,216 restricted shares of its Common Stock to YA in satisfaction of $300,000 of commitment fees due to YA pursuant to the SEDA. The SEDA was originally scheduled to expire on September 1, 2013 but, as of July 26, 2013, it was amended by the parties without any further commitment fee to extend it for one year. The SEDA now expires on September 1, 2014 (See Note 10 – Subsequent Events). Pursuant to the terms of the SEDA, Omagine may, in its sole discretion and upon giving written notice to YA (an “Advance Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive Trading Days (as such term is defined in the SEDA) immediately following such Advance Notice (the “Pricing Period”). Omagine is not obligated to sell any Shares to YA but may, over the term of the SEDA and in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equals up to $10,000,000 in the aggregate. YA is obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the resale by YA of the Shares sold to YA under the SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA must be separated by a time period equal to five Trading Days, and (iv) the dollar value of any individual periodic sale of Shares designated by Omagine in any Advance Notice may not exceed the greater of (a) two hundred thousand dollars ($200,000), or (b) the average of the “Daily Value Traded” for each of the five (5) Trading Days immediately preceding the date of the relevant Advance Notice where Daily Value Traded is the product obtained by multiplying the number representing the daily trading volume of shares of the Common Stock for such Trading Day by the closing bid price for a share of Common Stock on such trading day. The Registration Statement filed by Omagine was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the Registration Statement with the SEC to continue to make sales of Shares to YA available to it pursuant to the SEDA and on April 25, 2013 the SEC declared such Registration Statement to be effective.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing by its 60% owned Omagine LLC subsidiary and the Government of Oman of a Development Agreement for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

Omagine, Inc. and JOL organized Omagine LLC in Oman with an initial cash capital of twenty thousand (20,000) Omani Rials (equivalent to approximately $52,000). Subsequently, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an additional cash capital contribution of 70,000 Omani Rials (equivalent to approximately $182,000) into Omagine LLC and agreed to make a further additional cash capital contribution (the “OMAG Final Equity Investment”) to Omagine LLC after the execution of the Development Agreement and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement) of 210,000 Omani Rials (equivalent to approximately $546,000). As of the date hereof Omagine, Inc. has invested 90,000 Omani Rials (equivalent to approximately $234,000) into Omagine LLC and has made cash advances of 12,000 Omani Rials (equivalent to approximately $31,200) to Omagine LLC against the OMAG Final Equity Investment.

Further pursuant to the Shareholder Agreement, the New Investors, in exchange for a 40% share ownership of Omagine LLC, made initial cash capital contributions to Omagine LLC totaling 60,000 Omani Rials (equivalent to approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC at the Financing Agreement Date of 26,628,125 Omani Rials (equivalent to approximately $69,233,125). In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

NOTE 8 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in February 2013 for an additional two years and ten months. The Company also leases office space in Muscat, Oman under a lease expiring June 30, 2013. Rent expense for the years ended December 31, 2012 and 2011 was $123,978 and $133,118 respectively.

The extended lease on the Company’s executive office in New York provides for payment to the landlord for escalation in real estate taxes above a base period, and for an allocated share of electricity usage.

At December 31, 2012 (as adjusted for the February 2013 lease extension), the future minimum lease payments under non-cancelable operating leases were as follows:

2013	$112,466
2014	102,878
2015	102,878
Total	$318,222

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual, although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2012 and 2011, the Company has continued to accrue salary payable to the President on the basis of an annual salary of $125,000. At December 31, 2012 and 2011, unpaid accrued officer’s compensation due to this Company officer was $273,154 and $281,250 respectively. During the year ended December 31, 2012, an aggregate of $403,413 ($155,921 of accrued but unpaid officer’s compensation due to this Company officer and $247,492 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 322,730 Rights to purchase 322,730 shares of the Company’s common stock at $1.25 per share. During the year ended December 31, 2011, $125,000 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 100,000 stock options at $1.25 per share by this individual.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the years ended December 31, 2012 and 2011, the Company partially paid and partially accrued officer’s compensation of $100,000 due in each such year to its Vice President and Secretary. At December 31, 2012 and 2011, unpaid accrued officer’s compensation due to this Company officer was $145,658 and $139,249 respectively. During the year ended December 31, 2012, an aggregate of $63,088 ($11,591 of accrued but unpaid officer’s compensation due to this Company officer and $51,497 of principal and interest owed by the Company to this individual pursuant to a promissory note) was offset and utilized by this individual for the exercise of 50,470 Rights to purchase 50,470 shares of the Company’s common stock at $1.25 per share. During the year ended December 31, 2011, $62,500 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized for the exercise of 50,000 stock options at $1.25 per share by this individual.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the year ended December 31, 2012, the Company partially paid and partially accrued officer’s compensation of $80,000 due to its Controller and Principal Accounting Officer. For the years ended December 31, 2012 and 2011, the Company partially paid and partially accrued officer’s compensation of $80,000 due in each such year to its Controller and Principal Accounting Officer. At December 31, 2012 and 2011, unpaid accrued officer’s compensation due to this Company officer was $102,550 and $108,800 respectively. During the year ended December 31, 2012, $31,250 of accrued but unpaid officer’s compensation due to this Company officer was offset and utilized by this individual for the exercise of 25,000 Rights to purchase 25,000 shares of the Company’s common stock at $1.25 per share.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the resale by YA of the Shares sold to YA under the SEDA (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales of Shares to YA available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and pursuant to such amendment Omagine issued an additional 67,745 restricted shares of Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee. The Registration Statement filed by Omagine was declared effective by the SEC as of August 24, 2011 and its effective status expired on May 25, 2012. Omagine filed an amendment to the original registration statement with the SEC on September 12, 2012 to continue to make sales of Shares to YA Ltd. available to it pursuant to the New SEDA and, as of the date of this report, the SEC has not yet declared such amendment to be effective. The New SEDA automatically expires on September 1, 2013.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an OMR 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement).  In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.